Hardman Johnston International Growth Fund
Schedule of Investments
July 31, 2021 (Unaudited)

	Shares	Value
COMMON STOCKS - 96.9%
Communication Services - 4.0%
Sea Ltd. - ADR (a)	4,125	1,139,160
Tencent Holdings Ltd.	19,735	1,190,181
		2,329,341
Consumer Discretionary - 17.1%
Aptiv PLC - ADR (a)	19,840	3,310,304
Kering SA	1,955	1,753,913
Melco Resorts & Entertainment Ltd. - ADR (a)	141,490	1,969,541
Puma SE	24,558	3,012,526
		10,046,284
Financials - 7.5%
AIA Group Ltd.	114,950	1,375,465
ICICI Bank Ltd. - ADR	163,690	3,042,997
		4,418,462
Health Care - 16.0%
Alibaba Health Information Technology Ltd. (a)	399,000	621,884
AstraZeneca PLC	24,600	2,826,801
Genmab A/S (a)	6,610	2,987,582
Wuxi Biologics Cayman, Inc. (a)	191,670	2,927,617
		9,363,884
Industrials - 21.5%
Airbus SE (a)	22,955	3,148,720
Daifuku Co., Ltd.	22,625	2,027,410
Nidec Corp.	20,960	2,352,624
Prysmian SpA	65,285	2,340,697
Safran SA	20,745	2,714,997
		12,584,448
Information Technology - 30.8%
Afterpay Ltd. (a)	29,690	2,110,429
ASML Holding NV	4,430	3,386,235
Atlassian Corp PLC - ADR (a)	8,725	2,836,672
Keyence Corp.	5,540	3,085,796
Murata Manufacturing Co., Ltd.	30,480	2,529,405
Nordic Semiconductor ASA (a)	43,907	1,437,729
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	23,080	2,692,051
		18,078,317
TOTAL COMMON STOCKS (Cost $49,888,324)		56,820,736

SHORT-TERM INVESTMENTS - 1.4%
MONEY MARKET FUNDS - 1.4%
First American Government Obligations Fund - Class X, 0.03% (b)	791,605	791,605
TOTAL SHORT-TERM INVESTMENTS (Cost $791,605)		791,605
TOTAL INVESTMENTS (Cost $50,679,929) - 98.3%		57,612,341
Other Assets in Excess of Liabilities - 1.7%		1,005,983
TOTAL NET ASSETS - 100.00%		$58,618,324

Percentages are stated as a percent of net assets.

	ADR - American Depositary Receipt
	PLC - Public Limited Company
(a)	Non-income producing security.
(b)	The rate shown represents the fund's 7-day yield as of July 31, 2021.

	The Global Industry Classification Standard (GICS®) was developed by and/or is the
	exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P").
	GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank
	Global Fund Services.

	Country Allocation of Portfolio Assets*
	Japan	17.1%
	United Kingdom	16.4%
	China	12.3%
	Netherlands	11.1%
	France	7.6%
	India	5.2%
	Germany	5.1%
	Denmark	5.1%
	Taiwan	4.6%
	Italy	4.0%
	Australia	3.6%
	Norway	2.4%
	Hong Kong	2.3%
	Bermuda	1.1%
	Short-Term Investments and Other	2.1%

	* Percentages represent market value as a percentage of net assets.

Summary of Fair Value Measurements at July 31, 2021 (Unaudited)
The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 -	Unadjusted, quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the date of measurement.
Level 2 -	Other significant observable inputs (including, but not limited to, quoted prices in active markets for similar instruments, quoted prices in markets that are not active for identical or similar instruments, and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets, such as interest rates, prepayment speeds, credit risk curves, default rates, and similar data).
Level 3 -	Significant unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund's major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities - Equity securities, including common stocks, preferred stocks, foreign-issued common stocks, exchange-traded funds, closed-end mutual funds and real estate investment trusts (REITs), that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.
Over-the-counter securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market.
Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the mean between the bid and asked prices. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Securities traded on foreign exchanges generally are not valued at the same time the Fund calculates its net asset value
("NAV") because most foreign markets close well before such time. The earlier close of most foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. In certain circumstances, it may be determined that a security needs to be fair valued because it appears that the value of the security might have been materially affected by an event
(a "Significant Event") occurring after the close of the market in which the security is principally traded, but before the time the Fund calculates its NAV. A Significant Event may relate to a single issuer or to an entire market sector, or even occurrences not tied directly to the securities markets, such as natural disasters, armed conflicts, or significant government actions.

Registered Investment Companies – Investments in registered investment companies (e.g., mutual funds) are generally priced at the ending NAV provided by the applicable registered investment company’s service agent and will be classified in Level 1 of the fair value hierarchy.

Short-Term Debt Securities – Short-term debt instruments having a maturity of less than 60 days are valued at the evaluated mean price supplied by an approved pricing service. Pricing services may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. In the absence of prices from a pricing service, the securities will be priced in accordance with the procedures adopted by the Board of Trustees ("Board"). Short-term debt securities are generally classified in Level 1 or Level 2 of the fair market hierarchy depending on the inputs used and market activity levels for specific securities.

The Board has delegated day-to-day valuation issues to a Valuation Committee of Manager Directed Portfolios (the "Trust")
which is comprised of officers of the Trust. The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available, or the closing price does not represent fair value, by following procedures approved by the Board. These procedures consider many factors, including the type of security, size of holding, trading volume, news events and significant events such as those described previously. All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The fair valuation of foreign securities may be determined with the assistance of a pricing service using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant
American Depositary Receipts or futures contracts. The Fund uses ICE Data Services ("ICE") as a third party fair valuation vendor.
ICE provides a fair value for foreign securities in the Fund based on certain factors and methodologies applied by ICE in the event that there is a movement in the U.S. markets that exceeds a specific threshold established by the Valuation Committee. The effect of using fair value pricing is that the Fund’s NAV will reflect the affected portfolio securities’ values as determined by the Board or its designee instead of being determined by the market. Using a fair value pricing methodology to price a foreign security may result in a value that is different from the foreign security’s most recent closing price and from the prices used by other investment companies to calculate their NAVs and are generally classified in Level 2 of the fair valuation hierarchy. Because the Fund may invest in foreign securities, the value of the Fund’s portfolio securities may change on days when you will not be able to purchase or redeem your shares.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the fair valuation hierarchy of the Fund's securities as of July 31, 2021:

	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$1,139,160	$1,190,181	$-	2,329,341
Consumer Discretionary	5,279,845	4,766,439	-	10,046,284
Financials	3,042,997	1,375,465	-	4,418,462
Health Care	-	9,363,884	-	9,363,884
Industrials	-	12,584,448	-	12,584,448
Information Technology	5,528,723	12,549,594	-	18,078,317
Total Common Stocks	14,990,725	41,830,011	-	56,820,736
Short-Term Investments	791,605	-	-	791,605
Total Investments in Securities	$15,782,330	$41,830,011	$-	$57,612,341